RIGHT-OF-USE ASSETS - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RIGHT-OF-USE ASSETS
Balance at beginning of year	$ 313.0
Depreciation	124.0	$ 98.8	$ 41.2
Balance at end of year	349.7	313.0
Cost
RIGHT-OF-USE ASSETS
Balance at beginning of year	647.7	381.5
Additions financed with lease obligations	158.8	56.9
Business acquisitions		226.2
Retirement and other	(35.8)	(16.9)
Balance at end of year	770.7	647.7	381.5
Accumulated depreciation
RIGHT-OF-USE ASSETS
Balance at beginning of year	(334.7)	(253.4)
Depreciation	124.0	98.8
Retirement and other	(37.7)	(17.5)
Balance at end of year	$ (421.0)	$ (334.7)	$ (253.4)